INCOME TAX (Q3) (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0
United stated federal excise tax expense		$ 0	$ 0	$ 0
Exercise tax as a percentage of undistributed ordinary income and net capital gains		4.00%	4.00%	4.00%
Unrecognized tax benefits		$ 0	$ 0	$ 0